Reverse Merger (Tables)	12 Months Ended
Feb. 28, 2021
Reverse Merger [Abstract]
Summary of Net Assets Acquired from Reverse Merger

The net assets acquired from the reverse merger were as follows:

US$
Cash and cash equivalents	170,616,649
Other receivables	60,068,819
Other payables	(1,587,820)
Warrant liabilities	(69,923,483)
Less:
Cash consideration paid (as above)	(60,000,000)
Others	(17,514)
As per consolidated statement of cash flows	99,156,651